Schedule of other income, net (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Other Income and Expenses [Abstract]
Gain on disposal of fixed asset	$ 16,724	£ 12,188
Gain on disposal of a subsidiary	415,768	303,012
Rental income	77,568	56,531	54,830	49,482
Gain on life insurance policy	18,083	13,179	10,559
Government subsidies				38,737
Other	(3,928)	(2,862)	37	773
Total	$ 524,215	£ 382,048	£ 65,426	£ 88,992